Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Low Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	CBLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year, the Institutional Class shares gained 6.33% while the ICE  BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 7.83%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 4.85%, the ICE BofA 0-3 Year U.S. Treasury Index gained 4.05% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year for the Institutional Class shares ranged from 0.05% in March 2025 to 1.03% in May 2025. The Institutional Class shares generated positive returns all twelve months during the fiscal year. For the Institutional  Class shares, the median monthly return for the period was 0.56% with an annualized standard deviation of 1.01%.
The total return for the fiscal year was positive. The Institutional Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 6.03%. For the Institutional Class shares, the subsidized and unsubsidized 30-day SEC yield was 5.94%. The Institutional Class shares  NAV per share increased from $9.75 on September 30, 2024 to $9.76 on September 30, 2025, while also distributing $0.59 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management.  In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment,  we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 16.5% in Short Term Securities, 10.7% in Event Driven, 22.1% in Interest Rate Sensitive, 41.5% in Core Value, 4.9% in Credit Opportunities, with the remaining 4.3% in cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2018)
Institutional Class	6.33	6.11	4.80
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.82
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index	7.83	6.98	5.42
ICE BofA 0-3 Year U.S. Treasury Index	4.05	1.99	2.29
ICE BofA 1-3 Year U.S. Corporate Bond Index	4.85	2.39	2.94

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
Net Assets	$ 1,597,328,862
Holdings Count | $ / shares	165
Advisory Fees Paid, Amount	$ 8,568,532
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,597,328,862
Number of Holdings	165
Net Advisory Fee	$8,568,532
Portfolio Turnover	111%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.1%
BX Trust	3.9%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
Azerion Group NV	2.5%
Consolidated Communications, Inc.	2.5%
Compass Group Diversified Holdings LLC	2.0%
Crown Castle, Inc.	2.0%
Bally’s Corp.	2.0%
HCA, Inc.	1.9%

Security Type	(%)
Corporate Bonds	58.9%
Bank Loans	12.0%
Commercial Paper	6.7%
Money Market Funds	6.1%
Asset-Backed Securities	4.9%
Mortgage-Backed Securities	4.8%
Special Purpose Acquisition Companies (SPACs)	2.6%
Preferred Stocks	2.0%
Convertible Bonds	1.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Retail Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Low Duration High Income Fund
Class Name	Retail Class
Trading Symbol	CBLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of October 31, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Retail Class	$104	1.10%
[1],[2]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.10%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the period, the Retail Class shares gained 5.80% while the ICE  BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 7.65%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 5.31%, the ICE BofA 0-3 Year U.S. Treasury Index gained 4.37% and the Bloomberg U.S. Aggregate Bond Index gained 5.50%.
Monthly investment results for the fiscal period for the Retail Class shares ranged from 0.02% in March 2025 to 1.01% in May 2025. The Retail Class shares generated positive returns for all months during the fiscal period. For  the Retail Class shares, the median monthly return for the period was 0.54% with an annualized standard deviation of 1.02%.
The total return for the fiscal period was positive. The Retail Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a dividend yield of 5.12% for the period. The subsidized and unsubsidized 30-day SEC yield was 5.69%. The Retail Class shares  NAV per share increased from $9.73 on October 31, 2024 to $9.78 on September 30, 2025, while also distributing $0.50 per share in income during the fiscal period.
The primary contributors to performance during the fiscal period were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal period (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 16.5% in Short Term Securities, 10.7% in Event Driven, 22.1% in Interest Rate Sensitive, 41.5% in Core Value, 4.9% in Credit Opportunities, with the remaining 4.3% in cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2024)
Retail Class	5.80
Bloomberg U.S. Aggregate Bond Index	5.50
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index	7.65
ICE BofA 0-3 Year U.S. Treasury Index	4.37
ICE BofA 1-3 Year U.S. Corporate Bond Index	5.31

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
Net Assets	$ 1,597,328,862
Holdings Count | $ / shares	165
Advisory Fees Paid, Amount	$ 8,568,532
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,597,328,862
Number of Holdings	165
Net Advisory Fee	$8,568,532
Portfolio Turnover	111%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.1%
BX Trust	3.9%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
Azerion Group NV	2.5%
Consolidated Communications, Inc.	2.5%
Compass Group Diversified Holdings LLC	2.0%
Crown Castle, Inc.	2.0%
Bally’s Corp.	2.0%
HCA, Inc.	1.9%

Security Type	(%)
Corporate Bonds	58.9%
Bank Loans	12.0%
Commercial Paper	6.7%
Money Market Funds	6.1%
Asset-Backed Securities	4.9%
Mortgage-Backed Securities	4.8%
Special Purpose Acquisition Companies (SPACs)	2.6%
Preferred Stocks	2.0%
Convertible Bonds	1.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Responsible Credit Fund
Class Name	Institutional Class
Trading Symbol	CBRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/responsible-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 6.41% while the ICE  BofA U.S. High Yield Total Return Index gained 7.23%, the ICE BofA U.S. Corporate Bond Index gained 3.92%, the ICE  BofA 3-7 Year U.S. Treasury Index gained 3.48% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year ranged from -0.83% in March 2025 to 1.29% in May 2025. The Fund generated positive returns for ten out of the twelve months during the fiscal year. The median monthly return for the fiscal year was 0.62% with an annualized standard deviation of 2.46%.
The total return for the period was positive. The Fund had positive contributions from interest income and had realized and unrealized losses during the period. 100% of the income was distributed for a 1-year dividend yield of 7.97%. The Fund’s subsidized 30-day SEC yield was 7.70% and unsubsidized 30-day SEC yield was 7.35%. Although the Fund’s  NAV per share decreased from $9.33 on September 30, 2024 to $9.16 on September 30, 2025, that decrease was more than offset as the Fund distributed $0.74 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 7.4% in Short Term Securities, 4.6% in Event Driven, 42.4% in Interest Rate Sensitive, 37.0% in Core Value, 6.9% in Credit Opportunities, with the remaining 1.7% in cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	6.41	5.28
Bloomberg U.S. Aggregate Bond Index	2.88	-0.30
ICE BofA U.S. High Yield Total Return Index	7.23	4.08
ICE BofA U.S. Corporate Bond Index	3.92	0.20
ICE BofA 3-7 Year U.S. Treasury Index	3.48	0.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/responsible-credit-fund for more recent performance information.
Net Assets	$ 46,903,913
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 141,997
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$46,903,913
Number of Holdings	75
Net Advisory Fee	$141,997
Portfolio Turnover	132%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Consolidated Communications, Inc.	6.0%
Magnite, Inc.	6.0%
Western Digital Corp.	5.8%
Forum Energy Technologies, Inc.	5.5%
First American Treasury Obligations Fund	4.8%
Formycon AG	3.0%
GrubHub Holdings, Inc.	2.9%
The Container Store, Inc.	2.8%
Magle Chemoswed Holding AB	2.8%
Getty Images, Inc.	2.4%

Security Type	(%)
Corporate Bonds	65.9%
Bank Loans	20.1%
Money Market Funds	6.0%
Convertible Bonds	3.6%
Asset-Backed Securities	2.3%
Special Purpose Acquisition Companies (SPACs)	2.1%
Preferred Stocks	1.7%
Commercial Paper	1.3%
Common Stocks	0.4%
Cash & Other	-3.4%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
Spencer  Rolfe was added as a Portfolio Manager in January 2025.

Updated Prospectus Phone Number	1-888-898-2780
Updated Prospectus Web Address	https://www.crossingbridgefunds.com/responsible-credit-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Ultra-Short Duration Fund
Class Name	Institutional Class
Trading Symbol	CBUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/ultra-short-duration-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 5.32% while the ICE  BofA 0-1 Year U.S. Corporate Bond Index gained 4.87%, the ICE  BofA 0-1 Year U.S. Treasury Index gained 4.35%, the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index gained 4.85% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year ranged from 0.22% in March 2025 to 0.61% in June 2025. The Fund generated positive returns for all twelve months during the fiscal year. The median monthly return for the fiscal year was 0.45% with an annualized standard deviation of 0.39%.
The total return for the fiscal year was positive.  The Fund had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 4.80%. The Fund’s subsidized 30-day SEC yield was 4.28% and unsubsidized 30-day SEC yield was 4.27%. The Fund’s  NAV per share increased from $9.94 on September 30, 2024 to $9.98 on September 30, 2025. The Fund distributed $0.47 per share of income and $0.01 per share of realized gains during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 37.5% in Short Term Securities, 2.1% in Event Driven, 17.5% in Interest Rate Sensitive, 38.4% in Core Value, 0.6% in Credit Opportunities, with the remaining 3.9% in cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	5.32	4.25
Bloomberg U.S. Aggregate Bond Index	2.88	-0.30
ICE BofA 0-1 Year U.S. Corporate Bond Index	4.87	3.54
ICE BofA 0-1 Year U.S. Treasury Index	4.35	3.31
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index	4.85	3.07

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for more recent performance information.
Net Assets	$ 334,150,652
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 1,670,565
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$334,150,652
Number of Holdings	94
Net Advisory Fee	$1,670,565
Portfolio Turnover	165%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
BX Trust	6.8%
Consolidated Communications, Inc.	4.6%
First American Treasury Obligations Fund	4.3%
Golar LNG Ltd.	3.1%
Broadcom, Inc.	2.8%
Berry Global, Inc.	2.6%
American National Group, Inc.	2.5%
HCA, Inc.	2.4%
AutoNation, Inc.	2.3%
Sprint LLC	2.1%

Security Type	(%)
Corporate Bonds	56.5%
Commercial Paper	10.9%
Mortgage-Backed Securities	9.7%
Asset-Backed Securities	6.7%
Bank Loans	4.3%
Money Market Funds	4.3%
Municipal Bonds	2.6%
Preferred Stocks	2.5%
U.S. Treasury Bills	1.7%
Cash & Other	0.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
Michael De Kler was added as a Portfolio Manager in January 2025.

Updated Prospectus Phone Number	1-888-898-2780
Updated Prospectus Web Address	https://www.crossingbridgefunds.com/ultra-short-duration-fund
CrossingBridge Pre-Merger SPAC ETF
Shareholder Report [Line Items]
Fund Name	CrossingBridge Pre-Merger SPAC ETF
Class Name	CrossingBridge Pre-Merger SPAC ETF
Trading Symbol	SPC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/spac-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CrossingBridge Pre-Merger SPAC ETF	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund had a  NAV return of 6.23% and a market return of 6.13%. The Fund’s market return of 6.13% outperformed the ICE BofA 0-3 Year U.S. Treasury Index’s gain of 4.05% and the Bloomberg U.S. Aggregate Bond Index’s gain of 2.88% for the fiscal year. The Fund has outperformed the ICE BofA 0-3 Year U.S. Treasury Index by 2.57% per year (annualized) since inception. The Fund had realized gains and unrealized losses during the fiscal year. The total return for the period was positive. The share price increased from $21.54 on September 30, 2024 to $21.68 on September 30, 2025 and the  NAV increased from $21.54 to $21.70 for the fiscal year. The Fund also distributed $0.78 per share of income and $0.35 per share of gains during the fiscal year.
Over the last 12 months, we have seen a significant increase in the size of the SPAC market as the market had entered a period of exuberance. Given this backdrop, the primary contributors to performance during the fiscal year were security selection and trading opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
CrossingBridge Pre-Merger SPAC ETF NAV	6.23	5.02
Bloomberg U.S. Aggregate Bond Index	2.88	-0.60
ICE BofA 0-3 Year U.S. Treasury Index	4.05	2.45

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/spac-etf for more recent performance information.
Net Assets	$ 22,136,985
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 344,057
Investment Company Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$22,136,985
Number of Holdings	34
Net Advisory Fee	$344,057
Portfolio Turnover	203%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Cartesian Growth Corp. II	7.7%
Mercer Park Opportunities Corp.	6.1%
Globa Terra Acquisition Corp.	4.5%
Vendome Acquisition Corp. I	4.5%
A Paradise Acquisition Corp.	4.5%
Aimei Health Technology Co. Ltd.	4.4%
Flag Ship Acquisition Corp.	4.0%
Quetta Acquisition Corp.	3.9%
Blue Water Acquisition Corp. III	3.5%
Oak Woods Acquisition Corp.	3.4%

Security Type	(%)
Special Purpose Acquisition Companies (SPACs)	79.8%
Money Market Funds	3.4%
Rights	0.1%
Warrants	0.0%*
Cash & Other	16.7%
[3]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780.
Michael De  Kler was added as a Portfolio Manager in January 2025.

Updated Prospectus Phone Number	1-888-898-2780
Updated Prospectus Web Address	https://www.crossingbridgefunds.com/spac-etf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	RSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 8.03% while the ICE  BofA U.S. High Yield Total Return  Index gained 7.23%, the ICE BofA U.S. Corporate Bond Index gained 3.92%, the ICE  BofA 3-7 Year U.S. Treasury Index gained 3.48% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year for the Institutional Class shares ranged from -0.52% in April 2025 to 1.36% in May 2025. The Institutional Class shares generated positive returns for ten out of the twelve months during the fiscal year. For the Institutional Class shares, the median monthly return for the fiscal year was 0.85% with an annualized standard deviation of 1.91%.
The total return for the fiscal year was positive.  The Institutional Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.25% for the Institutional Class shares. The subsidized 30-day SEC yield was 6.84% and unsubsidized 30-day SEC yield was 6.84%. The Institutional Class shares NAV per share increased from $8.67 on September 30, 2024 to $8.72 on September 30, 2025, while also distributing $0.63 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 5.0% in Short Term Securities, 34.0% in Buy & Hold “Money Good”, 3.2% in Priority Based (“Above the Fray”), 13.4% in “Off the Beaten Path”, 34.5% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 3.3% in Asset Backed Securities (ABS), 1.3% in Stressed, 0.4% in Distressed, 2.9% in Equity, -2.2% in Hedges, with the remaining 4.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issuers, not widely followed issuers, or less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.03	7.21	5.20
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Total Return Index	7.23	5.53	6.07
ICE BofA 3-7 Year U.S. Treasury Index	3.48	-0.04	1.54
ICE BofA U.S. Corporate Bond Index	3.92	0.55	3.22

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
Net Assets	$ 617,406,294
Holdings Count | $ / shares	143
Advisory Fees Paid, Amount	$ 3,729,308
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$617,406,294
Number of Holdings	143
Net Advisory Fee	$3,729,308
Portfolio Turnover	100%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Consolidated Communications, Inc.	4.9%
First American Treasury Obligations Fund	4.2%
Forum Energy Technologies, Inc.	3.2%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
TPC Group, Inc.	2.4%
Icahn Enterprises LP	2.4%
Getty Images, Inc.	2.2%
StubHub Holdco Sub LLC	2.1%
Mangrove Luxco III Sarl	2.0%

Security Type	(%)
Corporate Bonds	59.3%
Bank Loans	27.4%
Money Market Funds	4.9%
Common Stocks	2.8%
Preferred Stocks	1.9%
Asset-Backed Securities	1.8%
Mortgage-Backed Securities	1.5%
Convertible Bonds	1.5%
Real Estate Investment Trusts - Common	0.4%
Cash & Other	-1.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Retail Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Retail Class
Trading Symbol	RSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Retail Class shares gained 7.76% while the ICE  BofA U.S. High Yield Total Return Index gained 7.23%, the ICE  BofA U.S. Corporate Bond Index gained 3.92%, the ICE  BofA 3-7 Year U.S. Treasury Index gained 3.48% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year for the Retail Class shares ranged from -0.54% in April 2025 to 1.34% in May 2025. The Retail Class shares generated positive returns for ten out of the twelve months during the fiscal year. For the Retail Class shares, the median monthly return for the fiscal year was 0.83% with an annualized standard deviation of 1.91%.
The total return for the fiscal year was positive.  The Retail Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 6.97% for Retail Class shares. The subsidized 30-day SEC yield was 6.59% and unsubsidized 30-day SEC yield was 6.59%. The Retail Class shares NAV per share increased from $8.71 on September 30, 2024 to $8.75 on September 30, 2025, while also distributing $0.61 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 5.0% in Short Term Securities, 34.0% in Buy & Hold “Money Good”, 3.2% in Priority Based (“Above the Fray”), 13.4% in “Off the Beaten Path”, 34.5% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 3.3% in Asset Backed Securities (ABS), 1.3% in Stressed, 0.4% in Distressed, 2.9% in Equity, -2.2% in Hedges, with the remaining 4.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issuers, not widely followed issuers, or less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class	7.76	7.00	4.96
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Total Return Index	7.23	5.53	6.07
ICE BofA 3-7 Year U.S. Treasury Index	3.48	-0.04	1.54
ICE BofA U.S. Corporate Bond Index	3.92	0.55	3.22

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
Net Assets	$ 617,406,294
Holdings Count | $ / shares	143
Advisory Fees Paid, Amount	$ 3,729,308
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$617,406,294
Number of Holdings	143
Net Advisory Fee	$3,729,308
Portfolio Turnover	100%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Consolidated Communications, Inc.	4.9%
First American Treasury Obligations Fund	4.2%
Forum Energy Technologies, Inc.	3.2%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
TPC Group, Inc.	2.4%
Icahn Enterprises LP	2.4%
Getty Images, Inc.	2.2%
StubHub Holdco Sub LLC	2.1%
Mangrove Luxco III Sarl	2.0%

Security Type	(%)
Corporate Bonds	59.3%
Bank Loans	27.4%
Money Market Funds	4.9%
Common Stocks	2.8%
Preferred Stocks	1.9%
Asset-Backed Securities	1.8%
Mortgage-Backed Securities	1.5%
Convertible Bonds	1.5%
Real Estate Investment Trusts - Common	0.4%
Cash & Other	-1.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Nordic High Income Bond Fund
Class Name	Institutional Class
Trading Symbol	NRDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Nordic High Income Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/nordic-high-income-bond-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/nordic-high-income-bond-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 7.79% while the ICE  BofA U.S. High Yield Total Return Index gained 7.23%, the ICE  BofA Global Floating Rate High Yield Index gained 6.12% and the Bloomberg Global Aggregate Index gained 2.40%.
Monthly investment results for the fiscal year ranged from -0.20% in April 2025 to 1.22% in May 2025. The Fund generated positive returns for eleven out of the twelve months during the fiscal year. The median monthly return for the fiscal year was 0.64% with an annualized standard deviation of 1.46%.
The Fund had positive contributions from interest income and had realized losses and unrealized gains during the period. 100% of the income was distributed for a 1-year dividend yield of 5.80%. The Fund’s subsidized 30-day SEC yield was 6.32% and unsubsidized 30-day SEC yield was 6.31%. The total return for the period was positive. The Fund’s NAV per share increased from $10.00 on October 1, 2024 to $10.18 on September 30, 2025. The Fund also distributed $0.57 per share in income and $0.01 per share in realized gains  during the fiscal year.
As the current fiscal year represented the first full year of the Fund’s operations (inception date September 30, 2024), we would like to provide some background on why we believe the Nordic credit market has been attractive:
• The Nordic high yield market is a platform primarily for Nordic, European, and U.S. lower middle market[1] and middle market borrowers to access the public debt market
• We believe investors have been able to earn increased yield for lower credit risk as Nordic bonds generally earned higher spread[2] vs. U.S.  HY/Leveraged loans with better credit quality[3] relative to U.S. credits
• Unlike “cov-lite” syndicated leveraged loans in the U.S., a large majority[4] of Nordic bonds feature strong covenants including financial maintenance, restrictions on debt  incurrence and restricted payments, and other creditor protections
• Increased Transparency: As public bonds are exchange listed, investors are provided daily marks, quarterly/ annual financial updates, and access to management teams
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 24.5% in Short Term/Event Driven, 62.5% in Core Value, 2.9% in Credit Opportunities, with the remaining 10.1% in cash and cash equivalents.
[1] Lower Middle Market defined as Borrowers with Enterprise Values below $500 million. Middle Market defined as Borrowers with Enterprise Values between $500 million and $2.5 billion.
[2] Per latest available data, internal calculations of NRDCX Core Value portfolio metrics vs. US HY and Leveraged Loan index metrics from Bank of America (BofA) Global Research.
[3] Credit quality defined as Debt / EBITDA
[4] Source: Nordic Trustee Corporate Bond Market Report 2024

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Institutional Class (without sales charge)	7.79	7.79
Bloomberg Global Aggregate Index	2.40	2.40
ICE BofA U.S. High Yield Total Return Index	7.23	7.23
ICE BofA Global Floating Rate High Yield Total Return Index (LOC)	6.12	6.12

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/nordic-high-income-bond-fund for more recent performance information.
Net Assets	$ 64,530,532
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 110,272
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$64,530,532
Number of Holdings	73
Net Advisory Fee	$110,272
Portfolio Turnover	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.8%
First American Treasury Obligations Fund	5.8%
Golar LNG Ltd.	4.0%
United States Treasury Bill	3.1%
Stockwik Forvaltning AB	2.8%
CCIT Holdings AS	2.8%
Formycon AG	2.5%
Norway Government Bond	2.5%
Stolt-Nielsen Ltd.	2.5%
Eidsiva Energi AS	2.5%

Security Type	(%)
Corporate Bonds	80.1%
Money Market Funds	11.6%
U.S. Treasury Bills	3.1%
Bank Loans	2.7%
Foreign Government Debt Obligations	2.5%
Convertible Bonds	1.1%
Forwards	0.2%
Cash & Other	-1.3%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/nordic-high-income-bond-fund

[1]
**	Annualized

[2]
*	For the period from November 1, 2024 through September 30, 2025. Had the Retail Class been operational for the entire reporting period, expenses would have been higher.

[3]
*	Represents less than 0.05% of net assets.